UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2018

Date of reporting period:  May 31, 2018

1.  Schedule of Investments

ADVANTUS DYNAMIC MANAGED VOLATILITY FUND

SCHEDULE OF INVESTMENTS (Unaudited)
MAY 31, 2018

		Fair
	Shares	Value
EXCHANGE TRADED FUNDS - 47.9%
iShares Core S&P 500 ETF (a)(b)	60,491	$16,497,711
iShares iBoxx $ Investment Grade Corporate Bond ETF (c)	20,300	2,344,447
Total Exchange Traded Funds
(Cost $13,975,184)		18,842,158

	Par
CORPORATE BONDS - 32.3%
Airlines - 0.6%
British Airways
Series 2013-1
4.625%, 12/20/2025 (d)	$205,949	212,651
Banks - 3.0%
Astoria Financial
3.500%, 06/08/2020	250,000	249,885
Barclays
4.375%, 01/12/2026 (e)	200,000	194,984
JPMorgan Chase
4.500%, 01/24/2022	250,000	259,976
PNC Bank
2.450%, 07/28/2022	250,000	241,599
Synchrony Bank
3.000%, 06/15/2022	250,000	241,563
		1,188,007
Chemicals - 1.4%
Sherwin-Williams
3.950%, 01/15/2026	300,000	301,168
Yara International
4.750%, 06/01/2028 (d)(e)(f)	250,000	251,089
		552,257
Consumer Discretionary - 1.3%
CBS
3.500%, 01/15/2025	300,000	288,330
Harley-Davidson Financial Services
3.550%, 05/21/2021 (d)(f)	250,000	251,457
		539,787
Consumer Staples - 0.6%
CVS Caremark
6.943%, 01/10/2030	212,588	240,519
Diversified Financial Services - 4.3%
American Express
2.500%, 08/01/2022	250,000	240,635
Capital One Financial
4.250%, 04/30/2025	250,000	251,020
E*TRADE Financial
2.950%, 08/24/2022 (g)	500,000	488,402
First American Financial
4.600%, 11/15/2024	200,000	202,586
Invesco Financial
3.750%, 01/15/2026 (e)	250,000	250,109
Total System Services
4.800%, 04/01/2026	250,000	260,652
		1,693,404
Energy - 3.9%
Florida Gas Transmission
4.350%, 07/15/2025 (d)	300,000	307,305
ONEOK
4.000%, 07/13/2027	250,000	244,965
Phillips 66
4.650%, 11/15/2034	200,000	210,099
Valero Energy
3.650%, 03/15/2025	300,000	296,137
4.350%, 06/01/2028	250,000	254,129
Williams Partners
3.750%, 06/15/2027	250,000	237,681
		1,550,316
Health Care - 0.8%
Abbott Laboratories
4.750%, 04/15/2043	300,000	317,987

Industrial - 2.4%
General Dynamics
3.500%, 05/15/2025	250,000	249,913
Stanley Black & Decker
2.451%, 11/17/2018	200,000	199,843
Textron
4.000%, 03/15/2026	250,000	249,059
Tyco Electronics Group
3.700%, 02/15/2026 (e)	250,000	248,452
		947,267
Insurance - 4.3%
Allied World Assurance Company Holdings
4.350%, 10/29/2025 (e)	250,000	244,312
Assured Guaranty US Holdings
5.000%, 07/01/2024	200,000	209,835
Hanover Insurance Group
4.500%, 04/15/2026	250,000	251,582
Horace Mann Educators
4.500%, 12/01/2025	250,000	252,147
Liberty Mutual Group
4.250%, 06/15/2023 (d)	250,000	254,668
Manulife Financial
4.150%, 03/04/2026 (e)	250,000	252,015
Old Republic International
4.875%, 10/01/2024	200,000	208,899
		1,673,458
Pharmaceuticals - 0.8%
Amgen
5.700%, 02/01/2019	300,000	305,643
Real Estate Investment Trusts - 3.1%
Alexandria Real Estate Equities
4.300%, 01/15/2026	200,000	201,283
Essex Portfolio
3.500%, 04/01/2025	300,000	291,478
Healthcare Trust of America Holdings
3.750%, 07/01/2027	250,000	238,658
Host Hotels & Resorts
Series F
4.500%, 02/01/2026	250,000	251,187
Kimco Realty
3.400%, 11/01/2022	250,000	247,883
		1,230,489
Technology - 0.8%
Hewlett Packard Enterprise
4.900%, 10/15/2025	100,000	103,099
Juniper Networks
4.500%, 03/15/2024	200,000	205,300
		308,399
Telecommunications - 2.7%
AT&T
4.500%, 05/15/2035	300,000	285,281
Comcast
4.650%, 07/15/2042	250,000	247,864
Verizon Communications
5.250%, 03/16/2037	250,000	261,780
Vodafone Group
4.125%, 05/30/2025 (e)	250,000	250,155
		1,045,080
Transportation - 1.8%
Kansas City Southern
4.300%, 05/15/2043	250,000	236,848
Penske Truck Leasing / PTL Finance
3.300%, 04/01/2021 (d)	200,000	199,519
3.900%, 02/01/2024 (d)	250,000	250,750
		687,117
Utilities - 0.5%
Oglethorpe Power
4.250%, 04/01/2046	200,000	193,796
Total Corporate Bonds
(Cost $12,689,590)		12,686,177

MORTGAGE BACKED SECURITY - 1.9%
Commercial - 1.9%
Credit Suisse Mortgage Trust
Series 2015-GLPA, Class C
4.138%, 11/15/2037 (d)(g)
(Cost $755,177)	750,000	760,731

	Contracts	Notional
PURCHASED PUT OPTIONS - 0.0%
CBOE S&P 500 Index
Expiration: June 2018, Exercise Price: $2,600.00
Total Purchased Put Options
(Cost $15,390)	30	$7,800,000	16,650

		Shares
SHORT-TERM INVESTMENT - 17.9%
First American Government Obligations Fund, Class Z, 1.60% (h)
(Cost $7,034,977)		7,034,977	7,034,977
Total Investments - 100.0%
(Cost $34,470,318)			39,340,693
Other Assets and Liabilities, Net - 0.0%			(16,531)
Total Net Assets - 100.0%			$39,324,162

(a)
A portion of this security has been deposited as initial margin on open futures contracts and another portion is designated as collateral for futures contracts. As of May 31, 2018, the fair value of the collateral was $16,497,711.

(b)
Fair value of this security exceeds 25% of the Fund's net assets. Additional information for this security, including the financial statements, is available from the SEC's EDGAR database at www.sec.gov.

(c)	This securitiy is designated as collateral for futures contracts. As of May 31, 2018, the fair value of the collateral was $2,344,447.
(d)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." As of May 31, 2018, the fair value of these investments were $2,488,170, or 6.3% of total net assets.

(e)	The Fund had $1,691,116 or 4.3% of net assets in foreign securities at May 31, 2018.
(f)	Security considered illiquid and is categorized in Level 2 of the fair value hierarchy. As of May 31, 2018, the market value of these investments was $502,546 or 1.3% of total net assets.

Security	Par	Dates Acquired	Cost Basis
Harley-Davidson Financial Services	$250,000	5/2018	$249,958
Yara International	250,000	5/2018	249,370

(g)	Variable rate security - The coupon is based on an underlying pool of loans.
(h)	The rate shown is the annualized seven day effective yield as of May 31, 2018.

Schedule of Open Futures Contracts

Futures Contracts Purchased
Description	Number of Contracts Purchased	Expiration Date	Notional Amount	Fair Value	Unrealized Appreciation (Depreciation)
CME S&P 500 Index	20	June 2018	$13,527,500	$(95,500)	$114,911
E-mini S&P 500 Index	12	June 2018	1,623,300	(11,460)	(13,232)
					$101,679
Futures Contracts Sold
Description	Number of Contracts Sold	Expiration Date	Notional Amount	Fair Value	Unrealized Appreciation
U.S. Treasury 10 Year Note Futures	17	September 2018	$2,047,438	$(2,391)	$8,049

Schedule of Written Options
Description	Call/Put	Contracts Written	Expiration Date	Notional Amount	Exercise Price	Fair Value
CBOE S&P 500 Index (Premiums received $5,243)	Put	49	June 2018	$11,711,000	$2,390	$6,003

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of May 31, 2018:

	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$18,842,158	$-	$-	$18,842,158
Corporate Bonds	-	12,686,177	-	12,686,177
Mortgage Backed Security	-	760,731	-	760,731
Purchased Put Options	16,650	-	-	16,650
Short-Term Investment	7,034,977	-	-	7,034,977
Total Investments in securities	$25,893,785	$13,446,908	$-	$39,340,693

As of May 31, 2018, the Fund's investments in other financial instruments* were classified as follows: Long Futures Contracts	$101,679	$-	$-	$101,679
Short Futures Contracts	8,049	-	-	8,049
Written Put Options	6,003	-	-	6,003
Total	$115,731	$-	$-	$115,731

Transfers between levels are recognized at the end of the reporting period. During the period ended May 31, 2018, the Fund recognized no transfers to/from Level 1 or Level 2. At May 31, 2018, the Fund did not hold any Level 3 securities.

Derivatives Transactions
The Funds may use derivatives for different purposes, such as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk.  The various derivative instruments that the Funds may use are options, futures, swaps, and forward foreign currency contracts, among others.  The Funds may also use derivatives for leverage, in which case their use would involve leveraging risk.  The Funds use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.  Derivatives are subject to a number of risks, such as liquidity risk, interest rate risk, market risk, credit risk and management risk.  A fund that invests in a derivative instrument could lose more than the principal amount invested.

The Funds have adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging (“ASC 815”).  ASC 815 requires enhanced disclosures about the Funds' use of and accounting for derivative instruments and the effect of derivative instruments on the Funds results of operations and financial position.  Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting.  Even though the Funds may use derivatives in an attempt to achieve an economic hedge, the Funds' derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

Values of Derivative Instruments as of May 31, 2018 on the Statement of Assets and Liabilities:

	Assets		Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Location	Fair Value	Location	Fair Value
Equity Contracts - Futures	Net Assets - unrealized appreciation on futures contracts	$101,679	Net Assets - unrealized depreciation on futures contracts	$-
Interest Rate Contracts - Futures		8,049		-
Equity Contracts - Written Options	Net Assets - unrealized appreciation on investments	6,003	Net Assets - unrealized depreciation on investments	-
Total		$115,731		$-

ADVANTUS MANAGED VOLATILITY EQUITY FUND

SCHEDULE OF INVESTMENTS (Unaudited)
MAY 31, 2018

			Fair
		Shares	Value
EXCHANGE TRADED FUNDS - 90.9%
iShares Core High Dividend Fund		80,692	$6,836,226
iShares MSCI EAFE Minimum Volatility Fund (a)		129,076	9,462,562
iShares MSCI Emerging Markets Minimum Volatility Fund		37,416	2,278,260
iShares MSCI Germany Fund		47,596	1,505,938
iShares MSCI USA Minimum Volatility Fund (a)(b)		233,899	12,293,731
iShares Short Maturity Bond Fund		37,505	1,883,126
Total Exchange Traded Funds
(Cost $28,732,257)			34,259,843

	Contracts	Notional
PURCHASED PUT OPTIONS - 0.1%
CBOE S&P 500 Index
Expiration: June 2018, Exercise Price: $2,600.00
Total Purchased Put Options
(Cost $12,847)	29	$7,540,000	16,095

		Shares
SHORT-TERM INVESTMENT - 8.0%
First American Government Obligations Fund, Class Z, 1.60% (c)
(Cost $3,019,862)		3,019,862	3,019,862
Total Investments - 99.0%
(Cost $31,764,966)			37,295,800
Other Assets and Liabilities, Net - 1.0%			391,525
Total Net Assets - 100.0%			$37,687,325

(a)
Fair value of this security exceeds 25% of the Fund's net assets.  Additional information for this security, including the financial statements, is available from the SEC's EDGAR database at www.sec.gov.

(b)
A portion of this security has been deposited as initial margin on open futures contracts, and another portion is designated as collateral for futures contracts. As of May 31, 2018, the fair value of the collateral was $5,256,000.

(c)	The rate shown is the annualized seven day effective yield as of May 31, 2018.

Schedule of Open Futures Contracts
Description	Number of Contracts Purchased	Expiration Date	Notional Amount	Fair Value	Unrealized Depreciation
E-mini S&P 500 Index	28	June 2018	$3,787,700	$(26,740)	$(27,376)

Schedule of Written Options
Description	Call/Put	Contracts Written	Expiration Date	Notional Amount	Exercise Price	Fair Value
CBOE S&P 500 Index (Premiums received $4,656)	Put	48	June 2018	$11,472,000	$2,390	$5,880

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of May 31, 2018:
	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$34,259,843	$-	$-	$34,259,843
Short-Term Investment	3,019,862	-	-	3,019,862
Purchased Put Options	16,095	-	-	16,095
Total Investments in securities	$37,295,800	$-	$-	$37,295,800

As of May 31, 2018, the Fund's investments in other financial instruments* were classified as follows:
Long Futures Contracts	$(27,376)	$-	$-	$(27,376)
Written Put Options	5,880	-	-	5,880
Total Other Financial Instruments	$(21,496)	$-	$-	$(21,496)

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are presented at the unrealized appreciation on the instrument.

Transfers between levels are recognized at the end of the reporting period.  During the period ended May 31, 2018, the Fund recognized no transfers to/from Level 1 or Level 2. At May 31, 2018, the Fund did not hold any Level 3 securities.

Values of Derivative Instruments as of May 31, 2018 on the Statement of Assets and Liabilities:

	Assets		Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Location	Fair Value	Location	Fair Value
Equity Contracts - Futures	Net Assets - unrealized appreciation on futures contracts	$-	Net Assets - unrealized depreciation on futures contracts	$(27,376)
Equity Contracts - Purchased Options	Net Assets - unrealized appreciation on investments	16,095	Net Assets - unrealized depreciation on investments	-
Equity Contracts - Written Options		5,880		-
Total		$21,975		$(27,376)

ADVANTUS STRATEGIC DIVIDEND INCOME FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
May 31, 2018

		Fair
	Shares	Value
REIT COMMON STOCKS - 50.2%
Health Care - 5.9%
HCP	30,838	$739,187
Healthcare Trust of America, Class A	39,914	1,024,193
LTC Properties	5,800	238,612
National Health Investors	4,081	301,259
OMEGA Healthcare Investors	9,978	305,826
Sabra Health Care REIT	66,299	1,374,378
Welltower	9,264	534,070
		4,517,525
Hotels - 4.0%
Chatham Lodging Trust	6,690	139,085
Chesapeake Lodging Trust	2,602	83,863
Hospitality Properties Trust	22,500	651,375
Host Hotels & Resorts	50,900	1,100,967
Park Hotels & Resorts	12,100	389,862
Pebblebrook Hotel Trust	1,900	77,558
Ryman Hospitality Properties	2,024	169,773
Summit Hotel Properties	31,700	484,693
		3,097,176
Industrial - 5.2%
Duke Realty	5,882	165,402
EastGroup Properties	3,800	354,274
Industrial Logistics Properties Trust	16,300	346,864
Liberty Property Trust	11,000	486,310
Prologis	26,901	1,731,079
STAG Industrial	36,284	966,606
		4,050,535
Mortgage - 2.0%
Blackstone Mortgage Trust, Class A	24,147	762,804
Starwood Property Trust	36,400	790,244
		1,553,048
Multi-Family - 7.8%
American Campus Communities	19,200	769,920
AvalonBay Communities	8,100	1,340,874
Camden Property Trust	12,678	1,115,664
Equity Residential	6,700	428,733
Essex Property Trust	2,700	645,381
Mid-America Apartment Communities	5,800	542,648
Sun Communities	4,109	397,258
UDR	21,500	784,105
		6,024,583
Net Lease - 1.4%
Agree Realty	20,812	1,101,787
Office - 5.0%
Alexandria Real Estate Equities	4,600	574,632
Brandywine Realty Trust	69,900	1,136,574
Highwoods Properties	24,000	1,147,920
Hudson Pacific Properties	10,800	382,320
SL Green Realty	6,600	643,632
		3,885,078
Other - 8.7%
CatchMark Timber Trust, Class A	10,600	134,620
CoreSite Realty	4,100	435,256
CubeSmart	7,800	237,900
CyrusOne	12,349	683,887
Digital Realty Trust	11,612	1,248,058
Extra Space Storage	6,043	581,639
Hannon Armstrong Sustainable Infrastructure Capital	16,200	297,108
Iron Mountain	13,100	436,099
OUTFRONT Media	12,700	251,968
PotlatchDeltic	4,900	247,450
Public Storage	5,800	1,228,672
Uniti Group	18,612	390,294
Weyerhaeuser Company	15,300	571,149
		6,744,100

Retail - 8.1%
Federal Realty Investment Trust	3,900	463,671
Macerich	7,900	439,477
National Retail Properties	9,900	410,157
Regency Centers	13,900	807,312
Retail Opportunity Investments	59,736	1,082,416
Simon Property Group	15,900	2,547,498
STORE Capital	14,000	375,200
Weingarten Realty Investors	3,421	100,304
		6,226,035
Telecommunications - 2.1%
Crown Castle International	15,600	1,624,740
Total REIT Common Stocks
(Cost $35,140,020)		38,824,607

OTHER COMMON STOCKS - 14.6%
Energy - 2.4%
Kinder Morgan	31,600	527,088
ONEOK	8,600	586,176
Targa Resources	14,400	700,272
		1,813,536
Infrastructure - 1.6%
Brookfield Infrastructure Partners (a)	32,200	1,226,820
Real Estate Operating Company - 0.7%
Brookfield Property Partners (a)	26,923	534,960
Telecommunications - 0.7%
AT&T	3,600	116,352
Verizon Communications	9,100	433,797
		550,149
Utilities - 9.2%
AES	55,000	701,250
American Electric Power Company	6,810	462,740
Avangrid	2,100	111,489
CMS Energy	2,600	119,938
Dominion Resources	9,670	620,717
DTE Energy	4,147	424,777
Duke Energy	2,100	162,036
Exelon	36,000	1,490,040
Great Plains Energy	12,300	417,462
NRG Yield, Class A	47,400	828,078
Pinnacle West Capital	3,300	262,713
Sempra Energy	700	74,571
South Jersey Industries	28,441	941,966
Southern Company	3,800	170,620
WEC Energy Group	5,700	359,955
		7,148,352
Total Other Common Stocks
(Cost $9,950,044)		11,273,817

MASTER LIMITED PARTNERSHIPS - 11.4%
Energy - 11.4%
Cheniere Energy Partners	17,500	629,650
Dominion Energy Midstream Partners	7,100	90,880
Energy Transfer Partners	52,556	998,038
Enterprise Products Partners	46,284	1,337,608
Equity Midstream Partners	6,928	386,790
Genesis Energy	17,600	386,496
Magellan Midstream Partners	9,701	678,100
MPLX	36,218	1,300,588
NextEra Energy Partners	13,400	602,464
PBF Logistics	23,000	461,150
Plains All American Pipeline	28,800	676,800
Sprague Resources	18,775	444,968
Valero Energy Partners	6,101	250,080
Williams Partners	15,061	599,428

Total Master Limited Partnerships
(Cost $7,068,827)		8,843,040

	Par
U.S. GOVERNMENT SECURITIES - 10.5%
U.S. Treasury Bonds - 10.5%
1.250%, 07/15/2020 (b)	$572,150	584,090
1.125%, 01/15/2021 (b)	570,400	580,115
0.625%, 07/15/2021 (b)	553,620	557,454
0.125%, 07/15/2022 (b)	542,595	535,138
0.125%, 01/15/2023 (b)	432,460	423,860
0.375%, 07/15/2023 (b)	536,175	532,677
0.125%, 07/15/2024 (b)	1,129,814	1,099,435
2.375%, 01/15/2025 (b)	1,323,920	1,472,060
0.375%, 07/15/2025 (b)	420,932	413,906
0.625%, 01/15/2026 (b)	577,643	574,973
3.875%, 04/15/2029 (b)	759,015	1,002,968
2.125%, 02/15/2040 (b)	288,650	362,091
Total U.S. Government Securities
(Cost $8,338,489)		8,138,767
	Shares
REIT PREFERRED STOCKS - 9.2%
Hotels - 3.1%
Hersha Hospitality Trust, Series E, 6.500%	15,300	352,512
LaSalle Hotel Properties, Series I, 6.375%	25,700	645,584
Pebblebrook Hotel Trust, Series D, 6.375%	15,900	388,119
Summit Hotel Properties, Series D, 6.450%	16,571	405,492
Summit Hotel Properties, Series E, 6.250%	9,696	228,244
Sunstone Hotel Investors, Series E, 6.950%	14,417	364,174
		2,384,125
Industrial - 0.2%
Stag Industrial, Series C, 6.875%	5,800	147,784
Net Lease - 0.6%
EPR Properties, Series G, 5.750%	19,300	441,970
Office - 1.0%
PS Business Parks, Series U, 5.750%	13,830	344,644
PS Business Parks, Series W	20,500	466,170
		810,814
Other - 1.2%
Colony NorthStar, Class H, 7.125%	32,400	744,228
Digital Realty Trust, Series I, 6.350%	6,200	160,208
		904,436
Retail - 2.4%
Investors Real Estate Trust, Series C, 6.625%	11,366	269,942
Kimco Realty, Series K, 5.625%	11,933	276,726
National Retail Properties, Series E, 5.700%	21,741	510,479
Pennsylvania Real Estate Investment Trust, Series D, 6.875%	18,086	379,625
Saul Centers, Series C, 6.875%	4,055	100,970
Saul Centers, Series D, 6.125%	13,600	307,360
		1,845,102
Single-Family - 0.7%
American Homes 4 Rent, Series F, 5.875%	23,798	564,012
Total Preferred Stocks
(Cost $7,391,761)		7,098,243

	Par
CORPORATE BONDS - 1.9%
Real Estate - 0.4%
CyrusOne LP / CyrusOne Finance
5.000%, 03/15/2024	$300,000	301,125
Telecommunications - 0.6%
AT&T
4.450%, 04/01/2024	500,000	512,335
Utilities - 0.9%
NRG Energy
6.625%, 01/15/2027	650,000	674,375
Total Corporate Bonds
(Cost $1,473,627)		1,487,835

	Shares
CLOSED-END FUND - 0.6%
Blackrock Floating Rate Income Strategies Fund
(Cost $469,164)	35,722	505,824

OTHER PREFERRED STOCK - 0.6%
Energy - 0.6%
Kinder Morgan, Series A, 9.750%
(Cost $666,317)	13,890	454,759

EXCHANGE TRADED FUND - 0.3%
PowerShares DB Commodity Index Tracking Fund (c)
(Cost $171,966)	13,400	241,602

SHORT-TERM INVESTMENT - 0.6%
First American Government Obligations Fund, Class Z, 1.60% (d)
(Cost $428,101)	428,101	428,101
Total Investments - 99.9%
(Cost $71,098,316)		77,296,595
Other Assets and Liabilities, Net - 0.1%		91,117
Total Net Assets - 100.0%		$77,387,712

(a)	The Fund had $1,761,780 or 2.3% of net assets in foreign securities at May 31, 2018.
(b)
U.S. Treasury inflation-protected security (TIPS).  TIPS are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(c)	Non-income producing security.
(d)	The rate shown is the annualized seven day effective yield as of May 31, 2018.
REIT-Real Estate Investment Trust

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market prices for similar instruments interest rates prepayment speeds credit risk yield curves default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability to the extent relevant observable inputs are not available representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of May 31, 2018:

	Level 1	Level 2	Level 3	Total
REIT Common Stocks	$38,824,607	$-	$-	$38,824,607
Other Common Stocks	11,273,817	-	-	11,273,817
Master Limited Partnerships	8,843,040	-	-	8,843,040
U.S. Government Securities	-	8,138,767	-	8,138,767
REIT Preferred Stocks	6,633,099	465,144	-	7,098,243
Corporate Bonds	-	1,487,835	-	1,487,835
Closed-End Fund	505,824	-	-	505,824
Other Preferred Stock	454,759	-	-	454,759
Exchange Traded Fund	241,602	-	-	241,602
Short-Term Investment	428,101	-	-	428,101
Total Investments	$67,204,849	$10,091,746	$-	$77,296,595

Transfers between levels are recognized at the end of the reporting period. During the period ended May 31, 2018, the Fund transferred two securities with a total value of $793,368 out of Level 2 into Level 1 due to a change from a mean price to a close price. The Fund also transferred two securities with a total value of $465,144 out of Level 1 into Level 2 due to a change from a close price to a mean price. The Fund did not invest in any Level 3 investments during the period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title) /s/ James R. Arnold
                                           James R. Arnold, President

Date  July 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
                                             James R. Arnold, President

Date  July 25, 2018

By (Signature and Title)* /s/ Brian R. Wiedmeyer
                                              Brian R. Wiedmeyer, Treasurer

Date  July 25, 2018